Depreciation, Amortization And Impairment - Summary Of Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Total depreciation, amortization and impairment expense	$ 25,989	$ 23,164	$ 24,281
Cost of product revenue
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Total depreciation, amortization and impairment expense	15,582	10,053	0
Research and development expenses
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Total depreciation, amortization and impairment expense	6,886	9,757	21,764
General and administrative expenses
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Total depreciation, amortization and impairment expense	$ 3,521	$ 3,354	$ 2,517